Expense Example {- Fidelity® Independence Fund} - 11.30 Fidelity Independence Fund - Retail PRO-09 - Fidelity® Independence Fund - Fidelity Independence Fund-Retail Class	Jan. 29, 2021 USD ($)
Expense Example:
1 year	$ 87
3 years	271
5 years	471
10 years	$ 1,049